Net Other Operating (Income) Losses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) losses
Net other operating expense (income) includes the following:

Year ended Dec. 31	2018	2017	2016
Alberta Off-Coal Agreement	(40)	(40)	—
Termination of the Sundance B and C PPAs	(157)	—	—
Mississauga cogeneration facility NUG Contract	—	(9)	(191)
Insurance recoveries	(7)	—	(3)
Restructuring provision	—	—	1
Net other operating expense (income)	(204)	(49)	(193)